Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Total	$ 3,380,700	$ 443,548	$ 3,824,248
Entity Level
Total	2,240,396		2,240,396
Virginia
Total		41,737	41,737
West Virginia
Total	$ 1,140,304	$ 401,811	$ 1,542,115